Intangible Assets, Net	12 Months Ended
Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets, Net
8.	INTANGIBLE ASSETS, NET

The following tables present the Group’s intangible assets with definite lives as of the respective balance sheet dates:

	December 31, 2018
	Gross Carrying Value	Accumulated Amortization	Net Carrying Value
	RMB	RMB	RMB	US$
Trademarks	68,380	(47,868)	20,512	2,983
Customer relationship	9,050	(9,050)	—	—
Websites	27,000	(27,000)	—	—
Domain names	2,021	(1,884)	137	20
Licensing agreements	2,612	(2,612)	—	—
Insurance brokerage license	28,133	(9,378)	18,755	2,728

	137,196	(97,792)	39,404	5,731

	December 31, 2017
	Gross Carrying Value	Accumulated Amortization	Net Carrying Value
	RMB	RMB	RMB
Trademarks	68,380	(43,292)	25,088
Customer relationship	9,050	(9,050)	—
Websites	27,000	(27,000)	—
Domain names	1,917	(1,870)	47
Licensing agreements	2,492	(2,492)	—
Insurance brokerage license	28,133	(2,345)	25,788

	136,972	(86,049)	50,923

The Company obtained insurance brokerage license in 2017 through acquisition of Shanghai Tianhe Insurance Brokerage Co., Ltd., which was accounted for as asset acquisition. The intangible assets are amortized using the straight-line method, which is the Group’s best estimate of how these assets will be economically consumed over their respective estimated useful lives ranging from approximately 1.75 to 15 years. Amortization expense was RMB4,558, RMB6,923 and RMB11,623 (US$1,690) for the years ended December 31, 2016, 2017 and 2018, respectively.

The annual estimated amortization expenses for the acquired intangible assets for each of the next five years are as follows:

	2019	2020	2021	2022	2023
	RMB	RMB	RMB	RMB	RMB
Amortization expenses	11,662	11,635	9,247	4,559	2,282